Share based compensation - Activity SOP 2020 (Details) - SOP 2020	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of awards
Unvested awards outstanding at beginning of period (in shares)	2,260,833
Forfeited during the period (in shares)	(1,266,111)
Vested during the period (in shares)	(827,222)
Unvested awards outstanding at end of period (in shares)	167,500	2,260,833
Weighted average remaining life (years)
Weighted average remaining life for unvested awards outstanding (in years)	4 months 24 days	1 year 4 months 24 days
Weighted average exercise price
Weighted average exercise price, unvested awards outstanding (per share) | $ / shares	$ 1.84	$ 1.84
Weighted average fair value
Weigthed average fair value, unvested awards (in dollars per share) | $ / shares	$ 1.26	$ 2.08